Shareholder Report, Average Annual Return (Details) DFHQ_Emerging Markets ex China Core Equity Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	48 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets ex China Core Equity Portfolio – Institutional
Average Annual Return, Percent	20.48%	8.09%
MSCI Emerging Markets ex China Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex China Index (net div.)
Average Annual Return, Percent	25.85%	7.02%